Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Schedule of Functional Currency

Translation from RMB to USD were used at the following rates:

	Period end rates	Average rates
December 31, 2023	USD 1.00= RMB 7.0999	USD 1.00=RMB 7.0809
December 31, 2024	USD 1.00= RMB 7.2993	USD 1.00=RMB 7.1957
December 31, 2025	USD 1.00= RMB 6.9931	USD 1.00=RMB 7.1875

Translation from HKD to USD were used at the following rates:

	Period end rates	Average rates
December 31, 2023	USD 1.00= HKD 7.8109	USD 1.00=HKD 7.8292
December 31, 2024	USD 1.00= HKD 7.7677	USD 1.00=HKD 7.8030
December 31, 2025	USD 1.00= HKD 7.7833	USD 1.00=HKD 7.7956

Schedule of Intangible Assets Estimated Useful Lives	The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:
Category	Estimated useful lives
Software	5 years
Trademark use rights	1-5 years